Restatement	12 Months Ended
Dec. 31, 2022
Restatement
Restatement

Note 22 - Restatement

During the preparation of our annual report on Form 20-F for the fiscal year of 2020, the Company has discovered an error in the accounting treatment of unvested restricted stock issued to our President and Chief Executive Officer and Chief Technology Officer in 2018, which resulted in misstatements in its previously issued consolidated financial statements for the years ended December 31, 2018 and 2019. The Company is amending and restating its 2019 financial statements to decrease other receivables and prepayments and additional paid-in-capital by $861 and $1,461 as of December 31, 2019 and 2018, respectively.

The consolidated financial statements for the year ended December 31, 2019 and 2018 have been restated to reflect the correction of the misstatements. As a result, the Company has restated its consolidated financial statements in accordance with ASC 250, Accounting Changes and Error Corrections (the “restated consolidated financial statements”).

The impact of these restatements on the consolidated financial statements as previously reported is summarized below:

	December 31, 2019	December 31,
	(as previously	2019 (as
	reported)	restated)
Other receivables and prepayments	$6,765*	$5,904

Total assets	140,578	139,717

Additional paid-in capital	117,804	116,943

Total TROOPS, Inc.
shareholders' equity	120,430	119,569

Total shareholders' equity	120,626	119,765

	December 31, 2019	December 31,
	(as previously	2019 (as
	reported)	restated)
Additional Paid-in Capital
For the year ended December 31, 2018 - Shares issued for compensation plan	$1,987	$526
Balance, December 31, 2018	116,648	115,187
For the year ended December 31, 2019 - Shares issued for compensation plan	—	600
Balance, December 31, 2019	117,804	116,943

* Other receivables and prepayments of Boca amounting $37 was reclassified to discontinued operations (note 3).